Derivatives Derivatives (Credit Risk on Freestanding Derivatives) (Details) - Derivatives Subject To Credit-Contingent Provisions - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit Derivatives [Line Items]
Estimated fair value of derivatives in a net liability position (1)	$ 46	$ 108
Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided (2):	$ 235	$ 162